Note 11. Other Operating Expense	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense Disclosure [Text Block]
11.	OTHER OPERATING EXPENSE

Other operating expense included the following:

	2011	2010	2009
Professional fees	$122,114	$142,641	$146,142
Franchise tax	533,251	526,623	522,588
Insurance and Bond Expense	377,528	452,524	603,360
Telephone	130,932	120,009	124,123
Stationery, supplies and printing	136,996	148,713	146,555
Postage, express and freight	220,760	206,703	202,223
Data processing	232,196	208,128	204,683
Examination and Audit	160,126	153,298	229,509
Other	928,938	901,750	893,270
Total	$2,842,841	$2,860,389	$3,072,453